Note 3 - Changes in Accounting Policies and Disclosures	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of changes in accounting policies [text block]
NOTE 3.	CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

3.1
New standards, interpretations and amendments adopted by the Group

The accounting policies applied in the preparation of the consolidated financial statements are consistent with those applied in the preparation of the Group's annual consolidated financial statements for the year ended
December 31, 2019.
Several amendments to IFRSs apply for the
first
time in
2020
but these did
not
have an impact on the consolidated financial statements of the Group. Except for the amendments to IFRS
10
and IAS
28
for sales or contributions of assets between an investor and its associate or joint venture, the Group has not
early adopted standards, interpretations or amendments that have been issued but are not
yet effective. See Note
2
for information about the Group's accounting policies.

3.2
New standards, interpretations and amendments
not
yet effective

The following new and amended standards that are issued, but not
yet effective, are
not
expected to have a material impact on the Group's consolidated financial statements:

●	COVID- 19 -Related Rent Concessions (Amendment to IFRS 16 ).
●	Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16 ).
●	Reference to Conceptual Framework (Amendments to IFRS 3 ).
●	Classification of Liabilities as Current or Non-current (Amendments to IAS 1 ).
●	Onerous Contracts – Costs of Fulfilling a Contract (Amendments to IAS 37 ).
●	IFRS 17 Insurance Contracts.
●	Annual Improvements to IFRS Standards 2018 - 2020 Cycle (Amendments to IFRS 1, IFRS 9, IFRS 16 and IAS 41 ).
●	Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12 ).
●	Definition of Accounting Estimates (Amendments to IAS 8 ).
●	Disclosure Initiative – Accounting Policies (Amendments to IAS 1 ).